Costs incurred and estimated earnings net of billings on uncompleted contracts (Details) (CAD)	Dec. 31, 2013	Dec. 31, 2012
Costs in excess of billings [Abstract]
Costs incurred and estimated earnings on uncompleted contracts	533,837,000	404,323,000
Less billings to date	(508,026,000)	(367,378,000)
Costs in excess of billings on uncompleted contracts	25,811,000	36,945,000
Contracts receivable [Abstract]
Unbilled revenue	32,168,000	80,223,000
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	(6,357,000)	(9,755,000)
Unbilled contracts receivable	25,811,000	70,468,000
Unbilled revenue related to discontinued operations	0	33,523,000
Long-term unbilled revenue	14,381,000	16,733,000